Contract Acquisition Costs and Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2024
Contract Acquisition Costs and Intangible Asset, and Goodwill
Schedule of contract acquisition costs and intangible asset

	December 31, 2024			December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Contract acquisition costs	$12,980	$(5,694)	$7,286	$12,980	$(5,058)	$7,922
Intangible asset	$5,620	$(2,464)	$3,156	$5,620	$(2,190)	$3,430